Summary of significant accounting policies - Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables
Impairment losses	$ 0	$ 0	$ 0
Members
Receivables
Receivables	$ 135,462,000	$ 142,946,000	$ 122,888,000